o BT INSTITUTIONAL FUNDS o

                                  INSTITUTIONAL
                              TREASURY ASSETS FUND

                                  ANNUAL REPORT
                                  -------------
                                 DECEMBER o 1998

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Institutional Treasury Assets Fund

TABLE OF CONTENTS
--------------------------------------------------------------------------------

              Letter to Shareholders ...................................    3

              Institutional Treasury Assets Fund
                 Statement of Net Assets ...............................    5
                 Statement of Operations ...............................    7
                 Statements of Changes in Net Assets ...................    7
                 Financial Highlights ..................................    8
                 Notes to Financial Statements .........................    9
                 Report of Independent Accountants .....................   10

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Institutional Treasury Assets Fund

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

We are pleased to present you with this annual report for the BT Institutional Treasury Assets Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
The Treasury market was dominated throughout 1998 by the global financial crisis, which began in Southeast Asia and spread to countries around the world.

o During the first half of the year, the hangover effects of the Southeast Asian financial crisis spread to Hong Kong and Japan. This both focused the U.S. markets on that region and also supported a flight to quality and, in turn, a U.S. Treasury rally.
o In the second half of 1998, Russia devalued its currency and defaulted on its domestic debt, despite an International Monetary Fund (IMF) bailout attempt; weak commodity prices dampened the economic outlook for Latin America in general and Brazil in particular; and economic instability in Asia was ongoing. All of this buoyed the U.S. Treasury rally.

Concerns over the impact of foreign turmoil on U.S. economic growth did not surface until the second half of the year.
o Interest rates in the first six months remained relatively stable. The combination of a strong economy--especially in the service sector--and low inflation allowed the Federal Reserve Board to keep interest rates unchanged at 5.5%.
o During the third quarter, investors began to focus more heavily on the Asian contagion and on the political problems in the Clinton administration. In addition, a major leveraged hedge fund went bankrupt, requiring a bailout by a consortium of Wall Street firms. The announcement of this Fed-orchestrated bailout package forced corporate credit spreads to widen significantly and liquidity to decrease. This led, in turn, to a further rally in U.S. Treasuries plus significant buying of high quality domestic paper.

Citing both global and U.S. developments and their prospects on the U.S. economy, the Federal Reserve Board effectively battled investors' growing risk aversion and escalating illiquidity with three rapid cuts of interest rates in the second half of the year. These easing moves of 0.25% each--on September 29, October 15, and November 17--restored the financial markets to a more peaceful state and allowed the short-term fixed income markets, in particular, to finish out the year on a relatively calm note.

The Treasury market also benefited from volatility in the equity markets. This volatility buoyed a rally in the U.S. fixed income market in general and strong cash inflows into the Treasury market in particular. Investors moved assets from equity funds, both domestic and foreign, seeking both the greater liquidity and the perceived safety of the Treasury market. Also fueling positive fixed income market sentiment toward the end of the year was a plunge in oil prices and other commodities to their lowest level in decades.

                    DIVERSIFICATION OF PORTFOLIO INVESTMENTS

                      By Asset Type as of December 31, 1998
                      (percentages are based on net assets)

U.S. Treasury Bills 1%

U.S. Treasury Notes 15%

Floating Rate Notes 6%

U.S. Government and Agency Discounts 17%

Repurchase Agreements 61%

INVESTMENT REVIEW
By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation as market conditions changed, we were able to produce competitive yields in the BT Institutional Treasury Assets Fund.

                             Annualized 7 Day  Annualized 7 Day
 Period ended Dec. 31, 1998   Current Yield    Effective Yield
--------------------------------------------------------------------------------
 BT Institutional
  Treasury Assets Fund*       4.74%           4.86%
--------------------------------------------------------------------------------
 IBC Government Only-
  Institutional Only Money
  Funds Average               4.52%           4.62%

We maintained a neutral, close-to-the benchmark weighted average maturity position through most of the first half of the year and began to extend in the third quarter. The uncertainty surrounding the Asian financial crisis caused a "flight to quality" trade, whereby investors bought a large amount of U.S. Treasury securities. This demand factor, combined with the smaller issuance of securities by the Treasury, forced the interest rate spread between short-term U.S. Treasury securities and repurchase agreements to become extremely wide. Thus, we decided to extend the portfolio through term repurchase agreements with high quality dealers in order to maintain portfolio yield while adding very little risk. This strategy proved to be effective in producing competitive Fund returns.

MANAGER OUTLOOK
Economic and financial market performance have run on virtually parallel tracks in 1998, and that pattern seems likely to persist into 1999. Looking ahead for the near term, we believe the Treasury markets should remain fairly positive, though largely range-bound, without the dramatic rally of the year 1998.

-----------------
* Past performance is not indicative of future results. Yields will vary. Yield quotes for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00 per share, it is possible to lose money by investing in the Fund. "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Mutual funds are not bank deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

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Institutional Treasury Assets Fund

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

o Strong momentum in the U.S. economy--in terms of consumer spending, employment, housing, and business investment--should carry into early 1999, before weakening later in the year.
o The global economic crisis continues to loom and we anticipate GDP growth of around 2.5% in 1999--a positive backdrop for inflation to stay low and for the safe haven status of U.S. Treasuries to continue.
o We believe Federal Reserve Board monetary policy is likely on hold, not changing interest rates for the foreseeable future in the face of solid economic growth, healthy financial markets, and the recent softening of the dollar.

Given this scenario and the slightly positive yield curve, we intend to stay slightly longer than our benchmark for the near term. At the same time, we will look to take advantage of any spike in yields or any issue-specific attractive value opportunities when they arise.

We will, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

We appreciate your support of the BT Institutional Treasury Assets Fund and look forward to continuing to serve your investment needs for many years ahead.

                               /s/ Darlene M. Rasel
                          ------------------------------
                                Darlene M. Rasel
                            Portfolio Manager of the
                       Institutional Treasury Assets Fund
                                December 31, 1998

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Institutional Treasury Assets Fund

STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------

Principal
 Amount               Description                Value
 ------               -----------                -----

              FLOATING RATE - NOTE - 6.1%
              Federal Home Loan Bank:
               Daily Variable Rate,
$ 10,000,000   5.35%, 11/9/99             $  9,994,136
  10,000,000   5.04%, 11/10/99               9,994,915

              Federal Home Loan Mortgage
               Corporation:
               Monthly Variable Rate,
  5,000,000    5.456%, 5/4/99                4,998,753
  5,000,000    5.51%, 5/19/99                4,998,612
                                      ----------------
Total Floating Rate - Notes
 (Amortized Cost $29,986,416)               29,986,416

                                      ----------------

              UNITED STATES TREASURY NOTES  -  15.5%
 25,000,000    6.375%,(0) 4/30/99           25,136,987
  8,000,000    6.50%,(0)4/30/99              8,044,007
 14,000,000    6.00%,(0)6/30/99             14,062,389
 15,000,000    6.75%,(0)6/30/99             15,149,221
  5,000,000    6.37%,(0)7/15/99              5,041,632
  8,000,000    5.875%,(0)8/31/99             8,055,919
                                      ----------------

Total U.S. Treasury Notes
 (Amortized Cost $75,490,155)               75,490,155
                                      ----------------

              UNITED STATES TREASURY BILL  -  0.6%
  3,000,000    4.39%, 07/01/99
 (Amortized Cost $2,933,784)                 2,933,784
                                      ----------------

              UNITED STATES GOVERNMENT AND AGENCY
              OBLIGATIONS  -  17.1%

              Federal National Mortgage
               Association:
 5,000,000     5.36%, 2/19/99                4,999,096
20,000,000     5.018%, 3/3/99               19,829,946

              Federal Home Loan Mortgage
               Corporation:
  7,000,000     5.33%, 2/4/99                6,964,763
  5,000,000     5.18%, 2/5/99                4,974,819
  5,000,000     5.20%, 2/5/99                4,974,722
 16,000,000     4.95%, 2/18/99              15,894,400
 10,000,000     5.17%, 2/19/99               9,929,632
 10,000,000     5.06%, 2/26/99               9,921,289
  3,000,000     5.32%, 2/26/99               2,975,173
  3,000,000     5.32%, 3/15/99               2,967,637
                                      ----------------

Total United States Government and
 Agency Obligations
 (Amortized Cost $83,431,477)               83,431,477
                                      ----------------

Principal
 Amount               Description              Value
 ------               -----------              -----

              REPURCHASE AGREEMENTS  -  60.6%
$ 5,600,000   Tri-Party Repurchase Agreement
               with Canadian Imperial Bank,
               dated 12/31/98, 4.25%, principal and
               interest in the amount of $5,602,644,
               due 01/04/99 (Collateralized by
               U.S. Treasury Notes, par value of
               $5,041,000, coupon rate of
               6.62%,(0) due 05/15/07,
               value of $5,715,125)        $ 5,600,000

 18,000,000   Tri-Party Repurchase Agreement with
               Canadian Imperial Bank,
               dated 12/31/98, 4.70%, principal and
               interest in the amount of $18,009,400,
               due 01/04/99 (Collateralized by
               U.S. Treasury Notes, par value of
               $15,665,000, coupon rates of
               4.625% to 7.50%, due from
               12/31/00 to 02/15/05,
               value of $18,360,995)        18,000,000

 10,000,000    Tri-Party Repurchase Agreement
               with Chase Manhattan Bank, dated
               12/31/98, 3.75% principal and interest in the
               amount of $10,004,167, due 01/04/99
               (Collateralized by U.S. Treasury
               Notes, par value of $9,376,000,
               coupon rates of 4.25% to 6.50%,
               due from 11/15/00 to 08/15/05,
               value of $10,203,948)        10,000,000

 23,000,000   Tri-Party Repurchase Agreement with
               Deutsche Bank, dated
               12/31/98, 4.90%, principal and
               interest in the amount of $23,012,522,
               due 01/04/99 (Collateralized by
               Federal National Mortgage
               Association Discount Note, par
               value of $24,037,000, coupon
               rate of 4.96%, due 06/30/99,
               value of $23,460,617)        23,000,000

 20,000,000   Tri-Party Repurchase Agreement with
               Credit Suisse First Boston,
               dated 10/20/98, 4.90%, principal
               and interest in the amount of
               $20,247,722, due 01/19/99
               (Collateralized by U.S. Treasury Bills,
               par value of $17,578,000, coupon
               rates of 4.482% to 4.518%, due from
               3/11/99 to 06/03/99, Value of
               $8,888,612; U.S. Treasury Bond, par
               value of $9,510,000, due 08/15/26,
               value of $11,631,895)        20,000,000

                       See Notes to Financial Statements.

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Institutional Treasury Assets Fund

STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------

Principal
 Amount               Description                Value
 ------               -----------                -----

$ 5,000,000   Open Tri-Party Repurchase
               Agreement with Credit Suisse
               First Boston, dated 12/31/98,
               4.8%, daily variable rate,
               principal amount of $50,000,000,
               interest amount varies dependent
               on rate, due 12/31/99 (Collateralized
               by U.S. Treasury Strips, par value of
               $31,678,660 coupon rates of
               5.87% to 7.50%, due from
               02/15/04 to 08/15/27, value of
               $7,852,662; U.S. Treasury Notes,
               par value of $42,219,000,
               due from 02/15/99 to 05/31/99,
               value of $43,709,701)       $  5,000,000

 83,492,096   Tri-Party Repurchase Agreement
               with Goldman Sachs, dated
               12/31/98, 4.50%, principal and
               interest in the amount of $83,533,842,
               due 01/04/99  (Collateralized by
               U.S. Treasury Bond, par value of
               $84,293,061, coupon rate of
               10.375%, due 11/15/09,
               value of $85,163,133)         83,492,096

 15,000,000   Tri-Party Repurchase Agreement
               with Greenwich Capital, Inc.,
               dated 11/25/98, 4.90%,
               principal and interest in the amount
               of  $15,112,292, due 01/19/99
               (Collateralized by U.S. Treasury Strips,
               par value of $27,435,000,
               coupon rate of 5.205%, due 05/15/10,
               value of $15,302,146)         15,000,000

 18,000,000    Tri-Party Repurchase Agreement with
               Merrill Lynch, dated 12/31/98,
               4.75%, principal and interest in the
               amount of $18,009,500, due 01/04/99
               (Collateralized by REF Corp. Strips,
               par value $47,983,000, coupon
               rates of 4.966% to 5.819%,
               due from 07/15/06 to 04/15/30,
               value of $18,361,111)         18,000,000


Principal
 Amount               Description              Value
 ------               -----------              -----

$  5,000,000  Tri-Party Repurchase Agreement with
               Swiss Bank, dated 12/31/98,
               4.25%, principal and interest
               in the amount of $5,002,361,
               due 01/04/99 (Collateralized by
               U.S. Treasury Bond, par value of
               $4,987,935, coupon rate of
               11.25%, due 02/15/15,
               value of 5,115,088)       $    5,000,000

 18,000,000   Tri-Party Repurchase Agreement with
               Swiss Bank, dated 12/03/98,
               4.95%, principal and interest
               in the amount of $18,079,200,
               due 01/04/99 (Collateralized by
               U.S. Treasury Bond, par value of
               $476,000 coupon rate of
               8.75%, due 05/15/17, value of
               $662,574; U.S. Treasury Strips,
               par value of $72,715,000, coupon
               rate of 5.45%, due 11/15/24,
               value of $17,698,322)         18,000,000

 30,055,929   Repurchase Agreement
               with West Deutsche Bank,
               dated 12/31/98, 4.88% principal
               and interest in the amount
               of $30,072,226%(0)(0)(0), due 01/04/99
               (Collateralized by U.S. Treasury,
               par value of $27,670,204,
               coupon rate of 7.875%,
               due 08/15/01,
               value of $30,055,929)         30,055,929
                                       ----------------

TOTAL REPURCHASE AGREEMENTS
 (Amortized Cost $296,148,025)              296,148,025
                                       ----------------

Total Investments
 (Amortized Cost $487,989,857)   99.9%    $ 487,989,857
Other Assets Less Liabilities     0.1%    $     235,644
                             --------  ----------------
Net Assets                      100.0%    $ 488,225,501
                             ========  ================

Shares Outstanding ($0.001 par value
 per share, unlimited number of shares
 of beneficial interest authorized)         488,231,561
                                       ================
Net Asset Offering and Redemption
Price Per Share
 (Net assets divided by shares outstanding)       $1.00
                                                   ====

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Institutional Treasury Assets Fund

STATEMENT OF OPERATIONS  For the year ended December 31, 1998
--------------------------------------------------------------------------------
Investment Income
   Interest Income ........................................        $ 23,248,852
                                                                   ------------
Expenses
   Advisory Fees ..........................................             646,253
   Administration and Services Fees .......................             430,835
   Professional Fees ......................................              23,430
   Printing and Shareholder Reports .......................              21,092
   Trustees Fees ..........................................               5,485
   Miscellaneous ..........................................              45,667
                                                                   ------------
   Total Expenses .........................................           1,172,762
   Less: Expenses Absorbed by Bankers Trust ...............            (483,425)
                                                                   ------------
      Net Expenses ........................................             689,337
                                                                   ------------
Net Investment Income .....................................          22,559,515
Realized Gain from Investment Transactions ................                 140
                                                                   ------------
Net Increase in Net Assets from Operations ................        $ 22,559,655
                                                                   ============

-------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------
                                                                  For the            For the period
                                                                year ended       December 1, 1997(1) to
                                                             December 31, 1998      December 31, 1997
                                                            ------------------   ----------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income .................................   $    22,559,515        $       435,798
   Net Realized Gain from Investment Transactions ........               140                    284
                                                             ---------------        ---------------
Net Increase in Net Assets from Operations ...............        22,559,655                436,082
                                                             ---------------        ---------------
Distribution to Shareholders
   Net Investment Income .................................       (22,566,000)              (435,798)
                                                             ---------------        ---------------
Capital Transactions in Shares of Beneficial Interest
   (at net asset value of $1.00 per share)(2)
   Proceeds from Sales of Shares .........................     2,638,493,264            246,463,863
   Cost of Shares Redeemed ...............................    (2,244,647,511)          (152,078,054)
                                                             ---------------        ---------------
Net Increase in Net Assets from Capital Share Transactions       393,845,753             94,385,809
                                                             ---------------        ---------------
Total Increase in Net Assets .............................       393,839,408             94,386,093
Net Assets
Beginning of Period ......................................        94,386,093                   --
                                                             ---------------        ---------------
End of Period ............................................   $   488,225,501        $    94,386,093
                                                             ===============        ===============


-------------
(1) The Fund's inception date.
(2) As of December 31, 1998, one shareholder held 18% of the Fund's outstanding shares.

                       See Notes to Financial Statements.

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Institutional Treasury Assets Fund

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the Institutional Treasury Assets Fund.

                                                       For the         For the period
                                                     year ended      Dec. 1, 1997(1) to
                                                  December 31, 1998   December 31, 1997
                                                  -----------------  -------------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ............   $      1.00       $       1.00
                                                    -----------       ------------
Income from Investment Operations
   Net Investment Income ........................          0.05             0.0046
   Net Realized Gain from Investment Transactions          0.00(2)            0.00(2)
                                                    -----------       ------------
Total from Investment Operations ................          0.05             0.0046
                                                    -----------       ------------
Distributions to Shareholders
   Net Investment Income ........................         (0.05)           (0.0046)
                                                    -----------       ------------
Net Asset Value, End of Period ..................   $      1.00       $       1.00
                                                    ===========       ============
Total Investment Return for Period ..............          5.33%              0.46%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted) .....   $   488,226       $     94,386

   Ratios to Average Net Assets:
      Net Investment Income .....................          5.24%              5.43%(3)
      Expenses ..................................          0.16%              0.16%(3)
      Decrease Reflected in Above Expense
         Ratio Due to Absorption of Expenses
         by Bankers Trust .......................          0.11%              0.81%(3)

-------------------
(1) The Fund's inception date
(2) Less than $0.01 per share.
(3) Annualized.

                       See Notes to Financial Statements.

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Institutional Treasury Assets Fund

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
Note 1--Organization and Significant Accounting Policies
A. Organization
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Treasury Assets Fund (the "Fund") is offered to "accredited investors" as defined under the Securities Act of 1933. The Fund commenced operations and began offering shares of beneficial interest on December 1, 1997. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue shares of beneficial interest in the Fund. The following summarizes the significant accounting policies of the Fund:

B. Security Valuation
Investments are valued at amortized cost in accordance with Rule
2a-7 of the Investment Company Act of 1940, which has been determined by the Trustees to represent fair value of the Fund's investments.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

D. Organization Expenses
Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five year period.

E. Distributions
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net capital gains earned by the Fund, if any, are made annually, to the extent they exceed capital loss carryforwards.

F. Repurchase Agreements
The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian, and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Fund may enter into tri-party repurchase agreements with broker-dealers, and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults.

G. Federal Income Taxes
It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

H. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Notes 2--Fees and Transactions with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .10% of the Fund's average daily net assets. For the year ended December 31, 1998, administrative and service fees amounted to $430,835 of which $26,446 was payable at the end of the period.

The Fund has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Fund pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .15% of average daily net assets. For the year ended December 31, 1998, advisory fees amounted to $646,253, of which $36,780 was payable at the end of the period.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .16% of the average daily net assets of the Fund.

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund. For the year ended December 31, 1998, there were no reimbursable expenses incurred under this agreement.

Note 3--Net Assets

Composition of Net Assets
Paid-in-Capital ...........................................       $ 488,231,652
Distribution in excess of Net Investment Income ...........              (6,201)
Undistributed Net Realized Gain from
  Investment Transactions .................................                 140
                                                                  -------------
Net Assets, December 31, 1998 .............................       $ 488,225,501
                                                                  =============

--------------------------------------------------------------------------------
Institutional Treasury Assets Fund

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees of BT Institutional Funds and Shareholders of
Institutional Treasury Assets Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Treasury Assets Fund (one of the Funds comprising BT Institutional Funds, hereafter referred to as the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 5, 1999


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BT INSTITUTIONAL FUNDS
INSTITUTIONAL TREASURY ASSETS FUND

Investment Advisor and Administrator of the Fund
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY  10019

                          ----------------------------
     For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 368-4031. This report must be preceded or accompanied by the current prospectus for the Fund.
                          ----------------------------

STA 464200(12/98)